Quarterly Holdings Report
for
Fidelity® Enhanced Large Cap Value ETF
September 30, 2025
LGV-NPRT1-1125
1.9910058.102
Common Stocks - 99.0%
	Shares	Value ($)
IRELAND - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Accenture PLC Class A	9,697	2,391,280
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	9,854	1,251,557
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	130,665	5,154,734
UNITED STATES - 98.6%
Communication Services - 8.6%
Diversified Telecommunication Services - 1.3%
AT&T Inc	625,792	17,672,366
Verizon Communications Inc	313,227	13,766,327
		31,438,693
Entertainment - 2.0%
Electronic Arts Inc	59,315	11,963,836
Netflix Inc (b)	3,894	4,668,594
Playtika Holding Corp	80,325	312,464
ROBLOX Corp Class A (b)	14,652	2,029,595
Walt Disney Co/The	250,132	28,640,114
Warner Bros Discovery Inc (b)	53,918	1,053,019
		48,667,622
Interactive Media & Services - 4.2%
Alphabet Inc Class A	170,469	41,441,014
Alphabet Inc Class C	146,802	35,753,627
Angi Inc Class A (b)	64,318	1,045,810
IAC Inc Class A (b)	56,950	1,940,287
Meta Platforms Inc Class A	29,884	21,946,212
		102,126,950
Media - 0.9%
Comcast Corp Class A	674,653	21,197,597
DoubleVerify Holdings Inc (b)	27,049	324,047
		21,521,644
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	27,571	6,599,946
TOTAL COMMUNICATION SERVICES		210,354,855

Consumer Discretionary - 8.8%
Automobile Components - 0.3%
BorgWarner Inc	147,129	6,467,791
Lear Corp	8,790	884,362
		7,352,153
Automobiles - 0.8%
Ford Motor Co	818,418	9,788,279
General Motors Co	160,271	9,771,723
		19,560,002
Broadline Retail - 2.3%
Amazon.com Inc (b)	240,590	52,826,346
eBay Inc	25,967	2,361,699
Etsy Inc (b)	4,708	312,564
		55,500,609
Diversified Consumer Services - 0.3%
ADT Inc	856,039	7,456,100
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (b)	71,929	8,733,619
Aramark	7,442	285,773
Booking Holdings Inc	333	1,797,957
Brightstar Lottery PLC (c)	305,514	5,270,117
Carnival Corp (b)	4,758	137,553
Churchill Downs Inc	16,323	1,583,494
DoorDash Inc Class A (b)	6,914	1,880,539
Global Business Travel Group I Class A (b)(c)	393,887	3,182,607
Las Vegas Sands Corp	16,498	887,427
Life Time Group Holdings Inc (b)	120,091	3,314,512
Light & Wonder Inc Class A (b)(c)	37,740	3,167,896
McDonald's Corp	35,323	10,734,306
MGM Resorts International (b)	53,442	1,852,300
Wendy's Co/The (c)	170,767	1,564,226
		44,392,326
Household Durables - 0.6%
Garmin Ltd	23,914	5,888,105
M/I Homes Inc (b)	2,349	339,289
Meritage Homes Corp	41,392	2,998,023
Toll Brothers Inc	31,205	4,310,659
		13,536,076
Leisure Products - 0.0%
Hasbro Inc	15,677	1,189,100
Specialty Retail - 2.5%
Abercrombie & Fitch Co Class A (b)	40,978	3,505,668
AutoNation Inc (b)	1,866	408,225
Bath & Body Works Inc	118,229	3,045,579
CarMax Inc (b)	27,819	1,248,239
Carvana Co Class A (b)	19,954	7,527,447
Five Below Inc (b)	1,984	306,925
Gap Inc/The	89,332	1,910,811
Home Depot Inc/The	50,642	20,519,632
Lithia Motors Inc Class A	9,070	2,866,120
Lowe's Cos Inc	591	148,523
TJX Cos Inc/The	118,468	17,123,365
Ulta Beauty Inc (b)	2,264	1,237,842
		59,848,376
Textiles, Apparel & Luxury Goods - 0.2%
Ralph Lauren Corp Class A	5,011	1,571,249
Tapestry Inc	32,791	3,712,597
		5,283,846
TOTAL CONSUMER DISCRETIONARY		214,118,588

Consumer Staples - 6.3%
Beverages - 1.2%
Coca-Cola Co/The	12,677	840,739
Keurig Dr Pepper Inc	410,638	10,475,375
PepsiCo Inc	120,991	16,991,976
		28,308,090
Consumer Staples Distribution & Retail - 1.9%
Dollar General Corp	9,913	1,024,509
Dollar Tree Inc (b)	7,595	716,740
Maplebear Inc (b)	5,860	215,414
Target Corp	85,746	7,691,416
US Foods Holding Corp (b)	48,100	3,685,422
Walmart Inc	320,900	33,071,954
		46,405,455
Food Products - 0.3%
Cal-Maine Foods Inc (c)	12,768	1,201,469
JM Smucker Co	8,379	909,959
Kraft Heinz Co/The	100	2,604
Tyson Foods Inc Class A	108,298	5,880,582
		7,994,614
Household Products - 1.3%
Church & Dwight Co Inc	13,663	1,197,289
Colgate-Palmolive Co	52,554	4,201,167
Procter & Gamble Co/The	174,071	26,746,009
		32,144,465
Personal Care Products - 0.0%
Kenvue Inc	35,783	580,757
Tobacco - 1.6%
Altria Group Inc	137,962	9,113,769
Philip Morris International Inc (c)	178,878	29,014,012
		38,127,781
TOTAL CONSUMER STAPLES		153,561,162

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Cheniere Energy Inc	58,655	13,782,752
Chevron Corp	86,721	13,466,904
ConocoPhillips	162,949	15,413,346
Coterra Energy Inc	37,925	896,926
Devon Energy Corp	137,040	4,804,622
EOG Resources Inc (c)	136,053	15,254,262
Expand Energy Corp	77,610	8,245,286
Exxon Mobil Corp	279,006	31,457,928
Marathon Petroleum Corp	47,671	9,188,109
Occidental Petroleum Corp	19,560	924,210
Williams Cos Inc/The	293,104	18,568,138
		132,002,483
Financials - 22.5%
Banks - 7.0%
Ameris Bancorp	15,146	1,110,353
Associated Banc-Corp	19,043	489,596
Bank of America Corp	690,506	35,623,205
Citigroup Inc	22,900	2,324,350
Huntington Bancshares Inc/OH	273,023	4,715,107
JPMorgan Chase & Co	222,513	70,187,276
Pinnacle Financial Partners Inc	33,150	3,109,139
PNC Financial Services Group Inc/The	90,626	18,209,482
United Bankshares Inc/WV	24,677	918,231
US Bancorp	288,634	13,949,681
Wells Fargo & Co	185,942	15,585,658
Zions Bancorp NA	14,907	843,438
		167,065,516
Capital Markets - 5.5%
Bank of New York Mellon Corp/The	170,371	18,563,624
Blackrock Inc	3,416	3,982,612
Cboe Global Markets Inc	14,212	3,485,493
Charles Schwab Corp/The	256,771	24,513,927
CME Group Inc Class A	16,452	4,445,166
Goldman Sachs Group Inc/The	27,327	21,761,856
Intercontinental Exchange Inc	68,991	11,623,604
Invesco Ltd	11,305	259,336
Morgan Stanley	110,961	17,638,361
Morningstar Inc	3,711	860,989
Raymond James Financial Inc	31	5,350
S&P Global Inc	33,221	16,168,993
SEI Investments Co	23,329	1,979,466
State Street Corp	31,255	3,625,893
T Rowe Price Group Inc	44,337	4,550,750
		133,465,420
Consumer Finance - 1.2%
Ally Financial Inc	107,329	4,207,297
Capital One Financial Corp	64,312	13,671,445
FirstCash Holdings Inc	1,233	195,331
Synchrony Financial	155,950	11,080,248
		29,154,321
Financial Services - 4.9%
Berkshire Hathaway Inc Class B (b)	165,048	82,976,232
Fiserv Inc (b)	115,167	14,848,481
Global Payments Inc	16,436	1,365,503
Mastercard Inc Class A	13,736	7,813,174
PayPal Holdings Inc (b)	186,071	12,477,921
		119,481,311
Insurance - 3.6%
AFLAC Inc	86,496	9,661,603
Allstate Corp/The	46,864	10,059,358
Arch Capital Group Ltd	13,103	1,188,835
Assurant Inc	7,150	1,548,690
Brown & Brown Inc	3,300	309,506
Cincinnati Financial Corp	10,189	1,610,881
Globe Life Inc	11,115	1,589,112
Hartford Insurance Group Inc/The	18,330	2,445,039
Kemper Corp	38,430	1,981,067
Marsh & McLennan Cos Inc	30,720	6,191,002
Mercury General Corp (c)	7,147	605,922
MetLife Inc	22,984	1,893,192
Principal Financial Group Inc	48,329	4,006,957
Progressive Corp/The	92,222	22,774,223
Prudential Financial Inc	113,653	11,790,362
Travelers Companies Inc/The	37,063	10,348,731
		88,004,480
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Rithm Capital Corp	647,476	7,374,752
TOTAL FINANCIALS		544,545,800

Health Care - 11.2%
Biotechnology - 1.8%
AbbVie Inc	35,564	8,234,489
Biogen Inc (b)	57,992	8,123,519
Exelixis Inc (b)	10,059	415,437
Gilead Sciences Inc	162,400	18,026,400
Incyte Corp (b)	94,309	7,998,346
Regeneron Pharmaceuticals Inc	824	463,310
		43,261,501
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	46,550	6,234,907
Becton Dickinson & Co	1	187
Boston Scientific Corp (b)	209,710	20,473,987
DENTSPLY SIRONA Inc	20,661	262,188
Edwards Lifesciences Corp (b)	22,909	1,781,633
Medtronic PLC	153,728	14,641,055
Stryker Corp	14,043	5,191,276
		48,585,233
Health Care Providers & Services - 2.6%
Cardinal Health Inc	21,783	3,419,060
Centene Corp (b)	38,737	1,382,136
Cigna Group/The	15,016	4,328,362
CVS Health Corp	128,415	9,681,207
Elevance Health Inc	31,542	10,191,851
Humana Inc	27,028	7,031,875
Option Care Health Inc (b)	166,126	4,611,658
Tenet Healthcare Corp (b)	21,384	4,341,807
UnitedHealth Group Inc	51,401	17,748,765
		62,736,721
Health Care Technology - 0.2%
Veeva Systems Inc Class A (b)	25,865	7,705,442
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (b)(c)	129,919	1,518,753
Danaher Corp	26,770	5,307,420
Illumina Inc (b)	88,201	8,376,449
Thermo Fisher Scientific Inc	6,457	3,131,774
		18,334,396
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co	311,296	14,039,450
Johnson & Johnson	131,432	24,370,121
Merck & Co Inc	304,059	25,519,673
Pfizer Inc	906,758	23,104,194
Viatris Inc	507,579	5,025,032
		92,058,470
TOTAL HEALTH CARE		272,681,763

Industrials - 14.1%
Aerospace & Defense - 2.8%
Boeing Co (b)	1,315	283,816
Curtiss-Wright Corp	11,284	6,126,535
GE Aerospace	43,826	13,183,738
General Dynamics Corp	40,521	13,817,662
HEICO Corp	10,143	3,274,363
Lockheed Martin Corp	16,296	8,135,126
Northrop Grumman Corp	9,308	5,671,551
RTX Corp	31,877	5,333,978
Textron Inc	133,085	11,244,352
		67,071,121
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	2	265
FedEx Corp	32,019	7,550,400
		7,550,665
Building Products - 1.2%
A O Smith Corp	30,678	2,252,072
Carrier Global Corp	24,124	1,440,203
Johnson Controls International plc	113,911	12,524,514
Owens Corning	180	25,462
Resideo Technologies Inc (b)	30,698	1,325,540
Trane Technologies PLC	26,957	11,374,776
		28,942,567
Commercial Services & Supplies - 0.7%
Cintas Corp	50,734	10,413,661
Republic Services Inc	20,537	4,712,831
Veralto Corp	7,548	804,692
Vestis Corp	96,999	439,405
		16,370,589
Construction & Engineering - 0.8%
Arcosa Inc	7,367	690,361
Comfort Systems USA Inc	7,260	5,990,807
EMCOR Group Inc	3,939	2,558,538
Valmont Industries Inc (c)	24,111	9,348,558
		18,588,264
Electrical Equipment - 1.5%
Eaton Corp PLC	52,249	19,554,188
EnerSys	12,452	1,406,578
nVent Electric PLC	84,576	8,342,577
Sensata Technologies Holding PLC	254,651	7,779,588
		37,082,931
Ground Transportation - 2.3%
CSX Corp	375,896	13,348,067
Lyft Inc Class A (b)	624,284	13,740,491
Norfolk Southern Corp	9,972	2,995,689
Uber Technologies Inc (b)	65,935	6,459,652
Union Pacific Corp	82,808	19,573,327
		56,117,226
Industrial Conglomerates - 1.0%
3M Co	10	1,552
Honeywell International Inc	110,048	23,165,104
		23,166,656
Machinery - 2.0%
Allison Transmission Holdings Inc	7,850	666,307
Caterpillar Inc	31,910	15,225,857
Cummins Inc	19,438	8,210,028
Flowserve Corp	199,023	10,576,082
Franklin Electric Co Inc	17,204	1,637,821
Gates Industrial Corp PLC (b)	81,548	2,024,021
ITT Inc	30,628	5,475,061
SPX Technologies Inc (b)	7,032	1,313,437
Westinghouse Air Brake Technologies Corp	9,261	1,856,553
Xylem Inc/NY	11,989	1,768,378
		48,753,545
Passenger Airlines - 0.2%
SkyWest Inc (b)	62,442	6,282,914
Professional Services - 0.8%
Leidos Holdings Inc	75,268	14,222,641
Maximus Inc	2,173	198,547
SS&C Technologies Holdings Inc	67,620	6,001,951
		20,423,139
Trading Companies & Distributors - 0.5%
Boise Cascade Co	13,799	1,066,939
Ferguson Enterprises Inc	22,977	5,160,175
MSC Industrial Direct Co Inc Class A (c)	53,587	4,937,506
Rush Enterprises Inc Class A	38,694	2,068,968
		13,233,588
TOTAL INDUSTRIALS		343,583,205

Information Technology - 10.6%
Communications Equipment - 1.4%
Cisco Systems Inc	310,915	21,272,804
Extreme Networks Inc (b)	70,082	1,447,193
Motorola Solutions Inc	25,637	11,723,544
		34,443,541
Electronic Equipment, Instruments & Components - 0.6%
Corning Inc	20,668	1,695,396
Itron Inc (b)	30,128	3,752,744
Littelfuse Inc	714	184,932
Zebra Technologies Corp Class A (b)	32,722	9,723,670
		15,356,742
IT Services - 0.7%
Akamai Technologies Inc (b)	25,716	1,948,244
EPAM Systems Inc (b)	8,065	1,216,121
GoDaddy Inc Class A (b)	12,371	1,692,724
IBM Corporation	27,954	7,887,501
MongoDB Inc Class A (b)	3,294	1,022,391
Okta Inc Class A (b)	45,748	4,195,092
		17,962,073
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices Inc (b)	58,746	9,504,515
Analog Devices Inc	46,852	11,511,536
Broadcom Inc	35,261	11,632,957
Cirrus Logic Inc (b)	50,900	6,377,261
Intel Corp (b)	680,233	22,821,818
Micron Technology Inc	60,339	10,095,921
Qorvo Inc (b)	66,090	6,019,477
QUALCOMM Inc	131,486	21,874,012
Skyworks Solutions Inc	32,254	2,482,913
		102,320,410
Software - 2.7%
Adobe Inc (b)	34,264	12,086,626
Alarm.com Holdings Inc (b)	74,976	3,979,726
Dropbox Inc Class A (b)	21,738	656,705
RingCentral Inc Class A (b)(c)	34,320	972,629
Salesforce Inc	111,250	26,366,250
Tenable Holdings Inc (b)	114,963	3,352,321
Teradata Corp (b)	125,199	2,693,030
Zoom Communications Inc Class A (b)	171,691	14,164,508
		64,271,795
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co	50,404	1,237,921
NetApp Inc	31,975	3,787,759
Western Digital Corp	148,661	17,848,240
		22,873,920
TOTAL INFORMATION TECHNOLOGY		257,228,481

Materials - 4.5%
Chemicals - 2.5%
Axalta Coating Systems Ltd (b)	13,796	394,842
Balchem Corp	18,458	2,769,807
CF Industries Holdings Inc	13,150	1,179,555
Corteva Inc	172,138	11,641,693
DuPont de Nemours Inc	121,308	9,449,893
Ecolab Inc	49,151	13,460,493
FMC Corp (c)	25,578	860,188
International Flavors & Fragrances Inc	109,085	6,713,091
Linde PLC	26,461	12,568,975
		59,038,537
Construction Materials - 0.9%
CRH PLC	162,023	19,426,558
Vulcan Materials Co	11,694	3,597,308
		23,023,866
Containers & Packaging - 0.1%
Amcor PLC	327,936	2,682,517
Sonoco Products Co	3	129
		2,682,646
Metals & Mining - 1.0%
Commercial Metals Co	180,582	10,343,737
Hecla Mining Co	35,476	429,259
Newmont Corp	85,031	7,168,964
Nucor Corp	52,804	7,151,246
		25,093,206
TOTAL MATERIALS		109,838,255

Real Estate - 3.2%
Health Care REITs - 1.1%
CareTrust REIT Inc	76,416	2,650,106
Healthpeak Properties Inc	302,326	5,789,543
Ventas Inc	67,049	4,692,760
Welltower Inc	79,963	14,244,609
		27,377,018
Industrial REITs - 0.0%
STAG Industrial Inc Class A	29,042	1,024,892
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	31,138	4,906,104
Compass Inc Class A (b)	223,578	1,795,331
Newmark Group Inc Class A	47,120	878,788
		7,580,223
Residential REITs - 0.2%
Camden Property Trust	15,250	1,628,395
Equity Residential	52,851	3,421,045
Invitation Homes Inc	20,063	588,448
		5,637,888
Retail REITs - 0.2%
Brixmor Property Group Inc	48,986	1,355,932
Phillips Edison & Co Inc	81,431	2,795,526
Regency Centers Corp	20,433	1,489,566
		5,641,024
Specialized REITs - 1.4%
Digital Realty Trust Inc	57,012	9,856,235
Equinix Inc	17,774	13,921,308
Extra Space Storage Inc	13,079	1,843,354
Gaming and Leisure Properties Inc	68,336	3,185,141
Public Storage Operating Co	1,436	414,788
VICI Properties Inc	58,818	1,918,055
		31,138,881
TOTAL REAL ESTATE		78,399,926

Utilities - 3.4%
Electric Utilities - 2.3%
ALLETE Inc	25,323	1,681,446
American Electric Power Co Inc	8,546	961,424
Duke Energy Corp	20,281	2,509,774
Edison International	76,645	4,236,936
Evergy Inc	102,786	7,813,792
Exelon Corp	230,922	10,393,799
NextEra Energy Inc	220,346	16,633,920
PG&E Corp	391,982	5,911,089
Southern Co/The	73,002	6,918,400
		57,060,580
Gas Utilities - 0.2%
MDU Resources Group Inc (c)	211,581	3,768,258
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	73,984	973,629
Multi-Utilities - 0.9%
Black Hills Corp	43,353	2,670,111
CMS Energy Corp	9,458	692,893
Consolidated Edison Inc	26,303	2,643,978
DTE Energy Co	32,975	4,663,654
Sempra	119,215	10,726,966
		21,397,602
TOTAL UTILITIES		83,200,069

TOTAL UNITED STATES		2,399,514,587
TOTAL COMMON STOCKS (Cost $2,106,162,583)		2,408,312,158

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025	4.17	350,000	348,320
US Treasury Bills 0% 12/26/2025 (e)	3.93	3,780,000	3,745,215
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,093,135)			4,093,535

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.21	18,850,825	18,854,596
Fidelity Securities Lending Cash Central Fund (f)(g)	4.19	8,923,911	8,924,803
TOTAL MONEY MARKET FUNDS (Cost $27,779,399)			27,779,399

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,138,035,117)	2,440,185,092
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(7,432,748)
NET ASSETS - 100.0%	2,432,752,344

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	56	12/19/2025	18,868,500	260,209	260,209

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,198,865.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,141,478.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	996,590	77,470,244	59,612,234	220,346	(4)	-	18,854,596	18,850,825	0.0%
Fidelity Securities Lending Cash Central Fund	17,626,283	156,223,682	164,925,162	3,875	-	-	8,924,803	8,923,911	0.0%
Total	18,622,873	233,693,926	224,537,396	224,221	(4)	-	27,779,399

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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